Intangible asset, net (Details Narrative)			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 21, 2020 USD ($)	Oct. 21, 2020 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 20, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	50 years	50 years							50 years
Finite-lived intangible assets acquired	$ 2,064,554	¥ 13,729,900
Exchange rate	0.1504	0.1504
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 10,463	$ 11,436	$ 31,436	$ 34,305	$ 46,039	$ 47,173
Construction supporting fee								$ 228,446